Lease - Schedule of Future Lease Payments under Lease Liabilities (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Operating leases, 2025	$ 584,064	$ 75,176
Finance leases, 2025	126,060	16,225
Operating leases, 2026	584,064	75,176
Finance leases, 2026	21,020	2,706
Operating leases, 2027	460,029	59,211
Finance leases, 2027
Operating leases, Total future lease payments	1,628,157	209,563
Finance leases, Total future lease payments	147,080	18,931
Operating leases, Less: Imputed interest	(111,339)	(14,331)
Finance leases, Less: Imputed interest	(4,022)	(518)
Operating leases, Total lease liabilities balance	1,516,818	195,232
Finance leases, Total lease liabilities balance	$ 143,058	$ 18,413	$ 259,891